Non-financial assets and liabilities (Details Textual)	6 Months Ended
Dec. 31, 2019
Non-financial assets and liabilities (Textual)
Inventories,description	During the current financial period, management have performed an assessment on its raw materials and its utilisation within 12 months from reporting date and have determined $110,057 of raw materials relating to Colostrum will be consumed within 12 months and remaining balance of $1,815,460 will be consumed after 12 months from reporting date.